STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Oct. 27, 2013
STOCK-BASED COMPENSATION
Schedule of reconciliation of the number of options outstanding and exercisable

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic value (in thousands)
Outstanding at October 28, 2012	20,454	$19.67
Granted	2,218	32.19
Exercised	4,181	15.56
Forfeited	25	27.77
Outstanding at October 27, 2013	18,466	$22.09	5.6 yrs	$397,571
Exercisable at October 27, 2013	12,429	$19.02	4.3 yrs	$305,727

Schedule of weighted-average grant date fair value of stock options granted, and the total intrinsic value of options exercised
	Fiscal Year Ended
	October 27,	October 28,	October 30,
	2013	2012	2011
Weighted-average grant date fair value	$5.50	$5.64	$5.54
Intrinsic value of exercised options	$77,610	$30,210	$54,859

Schedule of weighted-average assumptions used to calculate fair value of each option award

	Fiscal Year Ended
	October 27,	October 28,	October 30,
	2013	2012	2011
Risk-free interest rate	1.4%	1.8%	2.9%
Dividend yield	2.1%	2.0%	2.0%
Stock price volatility	20.0%	21.0%	21.0%
Expected option life	8 years	8 years	8 years

Schedule of reconciliation of the nonvested shares
	Shares	Weighted- Average Grant Date Fair value
Nonvested at October 28, 2012	139	$21.47
Granted	45	35.42
Vested	72	25.07
Nonvested at October 27, 2013	112	$24.77

Schedule of weighted-average grant date fair value of nonvested shares granted, the total fair value of nonvested shares granted, and the fair value of nonvested shares vested

	Fiscal Year Ended
	October 27,	October 28,	October 30,
	2013	2012	2011
Weighted-average grant date fair value	$35.42	$28.98	$25.11
Fair value of nonvested shares granted	$1,600	$1,369	$1,299
Fair value of shares vested	$1,824	$2,476	$ 751

Schedule of stock-based compensation expense, along with the related income tax benefit

	Fiscal Year Ended
(in thousands)	October 27, 2013	October 28, 2012	October 30, 2011
Stock-based compensation expense recognized	$17,596	$16,710	$17,229
Income tax benefit recognized	(6,655)	(6,334)	(6,542)
After-tax stock-based compensation expense	$10,941	$10,376	$10,687